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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended December 31, 2002.

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       7025 N. Scottsdale Road, Suite 230, Scottsdale, AZ  85253

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter        Providence, Rhode Island     February 6, 2003
  ---------------------      ------------------------     ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:           $38,589


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
BAY VIEW CAP CORP DEL     COM      07262L101      1,879     326,797   SH             SOLE                  326,797
CITIZENS COMMUNICATIONS   COM      17453B101     13,552   1,284,580   SH             SOLE                1,284,580
  CO
CRONOS GROUP N V          ORD      L20708100      5,750   1,529,136   SH             SOLE                1,529,136
DELPHI FINL GROUP INC     CL A     247131105      3,579      94,280   SH             SOLE                   94,280
HEAD N V                  NY       422070102      1,826     908,666   SH             SOLE                  908,666
                          REGISTRY
                          SH
MAXXAM INC                COM      577913106      1,063     114,250   SH             SOLE                  114,250
NATUZZI S P A             ADR      63905A101     10,940   1,076,792   SH             SOLE                1,076,792
